Schedule of Investments (unaudited)	iShares® Fallen Angels USD Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 3.9%
Bombardier Inc., 7.45%, 05/01/34(a)(b)	$11,162	$12,512,057
Howmet Aerospace Inc.
5.90%, 02/01/27	7,120	7,226,277
6.75%, 01/15/28(b)	5,000	5,265,299
Rolls-Royce PLC, 3.63%, 10/14/25 (Call 07/14/25)(a)	21,680	20,898,303
Spirit AeroSystems Inc.
3.85%, 06/15/26 (Call 03/15/26)(b)	6,638	6,281,874
4.60%, 06/15/28 (Call 03/15/28)(b)	15,493	13,309,540
		65,493,350
Airlines — 1.8%
American Airlines Pass Through Trust
Series 2013-1, Class A, 4.00%, 01/15/27(b)	3,919	3,768,270
Series 2014-1, Class A, 3.70%, 04/01/28(b)	264	246,932
Delta Air Lines Inc.
3.75%, 10/28/29 (Call 07/28/29)(b)	10,370	9,526,149
4.38%, 04/19/28 (Call 01/19/28)(b)	8,795	8,500,537
Hawaiian Airlines Pass Through Certificates, Series
2013-1, Class A, 3.90%, 07/15/27(b)	3,391	3,158,267
U.S. Airways Pass Through Trust
Series 2012-2, Class A, 4.63%, 12/03/26.	483	473,139
Series 2013-1, Class A, 3.95%, 05/15/27(b)	474	459,020
United Airlines Inc., 4.63%, 04/15/29 (Call 10/15/25)(a)(b)	1,125	1,042,064
United Airlines Pass Through Trust, Series A, 3.10%, 04/07/30(b)	3,007	2,633,353
		29,807,731
Apparel — 0.8%
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)	13,128	12,332,710

Auto Manufacturers — 0.2%
Ford Motor Credit Co. LLC, 5.11%, 05/03/29 (Call 02/03/29)(b)	3,000	2,912,657

Auto Parts & Equipment — 1.4%
Goodyear Tire & Rubber Co. (The), 7.00%, 03/15/28(b)	3,344	3,408,090
ZF North America Capital Inc., 4.75%, 04/29/25(a)	20,519	20,246,959
		23,655,049
Banks — 6.4%
Associated Banc-Corp, 4.25%, 01/15/25 (Call 10/15/24)(b)	2,000	1,959,759
Banc of California, 3.25%, 05/01/31 (Call 05/01/26), (3-mo. SOFR + 2.520%)(b)(c)	8,745	7,823,814
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(a)(b)	22,033	24,528,268
UniCredit SpA
5.86%, 06/19/32 (Call 06/19/27), (5-year USD ICE Swap + 3.703%)(a)(b)(c)	21,658	21,164,976
7.30%, 04/02/34 (Call 04/02/29), (5-year USD ICE Swap + 4.914%)(a)(b)(c)	27,556	28,459,391
Valley National Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (3-mo. SOFR + 2.360%)(b)(c)	6,482	5,543,017
Western Alliance Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (3-mo. SOFR + 2.250%)(b)(c)	13,282	11,880,959
Western Alliance Bank, 5.25%, 06/01/30 (Call 06/01/25), (3-mo. SOFR + 5.120%)(b)(c)	4,955	4,677,448
		106,037,632
Security	Par (000)	Value

Chemicals — 1.8%
HB Fuller Co., 4.00%, 02/15/27 (Call 11/15/26)(b)	$6,564	$6,289,550
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)(b)	3,000	2,955,734
5.25%, 12/15/29 (Call 09/15/29)(b)	15,492	14,796,011
5.65%, 12/01/44 (Call 06/01/44)(b)	6,639	5,650,693
		29,691,988
Commercial Services — 1.2%
Port of Newcastle Investments Financing Pty Ltd., 5.90%, 11/24/31 (Call 08/24/31)(a)(b)	5,980	5,391,579
United Rentals North America Inc., 3.88%, 11/15/27 (Call 01/09/24)(b)	15,835	15,075,310
		20,466,889
Computers — 5.0%
Crane NXT Co.
4.20%, 03/15/48 (Call 09/15/47)(b)	10,038	7,526,947
6.55%, 11/15/36(b)	2,135	2,143,753
Seagate HDD Cayman
4.09%, 06/01/29 (Call 03/01/29)(b)	10,938	10,092,025
4.13%, 01/15/31 (Call 10/15/30)(b)	6,101	5,384,700
4.75%, 01/01/25(b)	5,000	4,931,693
4.88%, 06/01/27 (Call 03/01/27)(b)	11,053	10,847,047
5.75%, 12/01/34 (Call 06/01/34)(b)	10,644	10,280,516
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	33,259	32,393,379
		83,600,060
Diversified Financial Services — 1.0%
Brightsphere Investment Group Inc., 4.80%, 07/27/26	6,092	5,798,940
Navient Corp.
5.63%, 08/01/33(b)	13,098	10,411,289
11.50%, 03/15/31 (Call 03/15/27)(b)	670	731,320
		16,941,549
Electric — 3.4%
FirstEnergy Corp.
2.05%, 03/01/25 (Call 02/01/25)	2,401	2,303,652
2.65%, 03/01/30 (Call 12/01/29)(b)	6,367	5,548,266
Series A, 1.60%, 01/15/26 (Call 12/15/25)(b)	3,193	2,985,965
Series B, 2.25%, 09/01/30 (Call 06/01/30)(b)	4,669	3,924,138
Series B, 4.15%, 07/15/27 (Call 04/15/27)(b)	15,613	15,021,293
Series C, 3.40%, 03/01/50 (Call 09/01/49)	8,985	6,238,274
Series C, 5.10%, 07/15/47 (Call 01/15/47)	7,585	6,825,863
Series C, 7.38%, 11/15/31	5,596	6,552,018
Panoche Energy Center LLC, 6.89%, 07/31/29(a)	683	687,796
TransAlta Corp., 6.50%, 03/15/40	6,631	6,598,583
		56,685,848
Energy - Alternate Sources — 0.9%
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)(b)	15,580	15,578,828

Engineering & Construction — 0.9%
Fluor Corp.
3.50%, 12/15/24 (Call 09/15/24)(b)	3,000	2,931,384
4.25%, 09/15/28 (Call 06/15/28)(b)	13,131	12,642,176
		15,573,560
Entertainment — 1.5%
Resorts World Las Vegas LLC/RWLV Capital Inc.
4.63%, 04/16/29 (Call 01/16/29)(d)	21,645	19,165,989
4.63%, 04/06/31 (Call 01/06/31)(a)(b)	7,525	6,279,431
		25,445,420

Schedule of Investments (unaudited) (continued)	iShares® Fallen Angels USD Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food — 0.4%
Safeway Inc., 7.25%, 02/01/31(b)	$5,809	$6,098,450

Health Care - Services — 1.6%
Tenet Healthcare Corp., 6.88%, 11/15/31(b)	7,987	8,225,798
Toledo Hospital (The) 4.98%, 11/15/45 (Call 05/15/45)(b)	5,957	4,118,367
6.02%, 11/15/48(b)	8,841	7,096,474
Series B, 5.33%, 11/15/28	6,998	6,549,112
		25,989,751
Housewares — 3.0%
Newell Brands Inc.
4.00%, 12/01/24 (Call 09/01/24)	2,000	1,967,927
5.20%, 04/01/26 (Call 01/01/26)(b)	33,019	32,103,343
6.38%, 04/01/36 (Call 10/01/35)(b)	7,326	6,524,155
6.50%, 04/01/46 (Call 10/01/45)	11,571	9,333,503
		49,928,928
Insurance — 2.3%
Constellation Insurance Inc., 6.80%, 01/24/30 (Call 10/24/29)(a)(b)	9,403	9,321,604
Genworth Holdings Inc., 6.50%, 06/15/34(b)	6,691	6,129,544
Liberty Mutual Group Inc., 7.80%, 03/07/87(a)(b)	9,461	9,634,150
Ohio National Financial Services Inc., 6.63%, 05/01/31(a)(b)	5,398	5,252,098
Provident Financing Trust I, 7.41%, 03/15/38(b)	3,284	3,606,857
Wilton RE Ltd., 6.00%, (Call 10/22/30), (5-year CMT + 5.266%)(a)(b)(c)(e)	4,925	4,393,527
		38,337,780
Iron & Steel — 0.8%
Allegheny Ludlum LLC, 6.95%, 12/15/25(b)	2,640	2,689,422
Cleveland-Cliffs Inc., 6.25%, 10/01/40(b)	5,183	4,558,036
U.S. Steel Corp., 6.65%, 06/01/37(b)	6,074	6,335,686
		13,583,144
Leisure Time — 1.6%
Carnival Corp., 6.65%, 01/15/28(b)	4,420	4,292,142
Carnival PLC, 7.88%, 06/01/27(b)	4,270	4,490,230
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (Call 12/15/27)(b)	11,067	10,202,368
7.50%, 10/15/27(b)	6,639	6,981,877
		25,966,617
Lodging — 4.3%
Genting New York LLC/GENNY Capital Inc., 3.30%, 02/15/26 (Call 01/15/26)(a)(b)	11,519	10,666,879
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)(b)	9,672	9,349,427
3.50%, 08/18/26 (Call 06/18/26)(b)	21,480	20,508,529
3.90%, 08/08/29 (Call 05/08/29)(b)	16,414	15,137,453
Travel + Leisure Co.
6.00%, 04/01/27 (Call 01/01/27)(b)	8,647	8,632,915
6.60%, 10/01/25 (Call 07/01/25)(b)	7,590	7,675,527
		71,970,730
Manufacturing — 0.5%
Hillenbrand Inc., 5.00%, 09/15/26 (Call 07/15/26)(b)	7,924	7,779,297

Media — 1.3%
Belo Corp.
7.25%, 09/15/27(b)	5,302	5,371,223
7.75%, 06/01/27(b)	4,431	4,540,723
Liberty Interactive LLC
8.25%, 02/01/30(b)	11,148	5,915,566
8.50%, 07/15/29(b)	5,963	3,222,030
Security	Par (000)	Value

Media (continued)
Warner Media LLC, 7.63%, 04/15/31	$2,490	$2,712,486
		21,762,028
Office & Business Equipment — 0.7%
Xerox Corp.
4.80%, 03/01/35(b)	5,527	4,141,470
6.75%, 12/15/39(b)	7,733	6,519,107
		10,660,577
Office Furnishings — 0.6%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)(b)	9,943	9,520,713

Oil & Gas — 2.5%
Global Marine Inc., 7.00%, 06/01/28	5,663	5,012,140
Murphy Oil Corp.
5.88%, 12/01/42 (Call 06/01/42)(b)	7,334	6,498,767
7.05%, 05/01/29(b)	4,786	4,963,983
Patterson-UTI Energy Inc.
3.95%, 02/01/28 (Call 11/01/27)(b)	1,500	1,411,318
5.15%, 11/15/29 (Call 08/15/29)(b)	1,500	1,446,549
Transocean Inc.
6.80%, 03/15/38(b)	13,498	10,932,925
7.50%, 04/15/31(b)	8,660	7,665,956
9.35%, 12/15/41	3,894	3,512,016
		41,443,654
Packaging & Containers — 1.6%
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26(b)	7,657	8,036,472
Pactiv LLC
7.95%, 12/15/25(b)	4,819	4,897,617
8.38%, 04/15/27(b)	3,707	3,810,740
Sealed Air Corp., 6.88%, 07/15/33(a)(b)	9,958	10,391,627
		27,136,456
Pharmaceuticals — 2.2%
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	2,000	1,959,701
4.38%, 03/15/26 (Call 12/15/25)(b)	15,316	14,974,922
4.65%, 06/15/30 (Call 03/15/30)(b)	16,588	15,238,051
4.90%, 12/15/44 (Call 06/15/44)(b)	6,440	5,093,202
		37,265,876
Pipelines — 9.8%
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)(b)	13,009	12,367,402
4.13%, 12/01/27 (Call 09/01/27)	9,101	8,627,474
5.60%, 10/15/44 (Call 04/15/44)(b)	6,571	5,063,810
5.85%, 11/15/43 (Call 05/15/43)(b)	8,702	7,170,502
6.75%, 08/15/33	2,586	2,483,138
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)(b)	8,301	8,124,445
4.85%, 07/15/26 (Call 04/15/26)(b)	10,472	10,276,249
5.05%, 04/01/45 (Call 10/01/44)(b)	9,845	8,110,073
5.45%, 06/01/47 (Call 12/01/46)(b)	11,066	9,699,509
5.60%, 04/01/44 (Call 10/01/43)(b)	7,660	6,787,100
EQM Midstream Partners LP
4.13%, 12/01/26 (Call 09/01/26)(b)	10,942	10,543,350
5.50%, 07/15/28 (Call 04/15/28)(b)	18,802	18,649,644
6.50%, 07/15/48 (Call 01/15/48)(b)	12,164	12,558,729
Rockies Express Pipeline LLC
3.60%, 05/15/25 (Call 04/15/25)(a)(b)	8,091	7,851,413
4.80%, 05/15/30 (Call 02/15/30)(a)(b)	7,331	6,875,609
4.95%, 07/15/29 (Call 04/15/29)(a)(b)	12,162	11,685,090
6.88%, 04/15/40(a)	11,066	10,970,062

Schedule of Investments (unaudited) (continued)	iShares® Fallen Angels USD Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
7.50%, 07/15/38(a)	$5,187	$5,248,767
		163,092,366
Real Estate Investment Trusts — 8.8%
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)(b)	9,808	8,897,619
4.55%, 10/01/29 (Call 07/01/29)(b)	7,755	6,757,875
7.80%, 03/15/28 (Call 02/15/28)(b)	7,486	7,634,600
Diversified Healthcare Trust, 4.75%, 02/15/28 (Call 08/15/27)(b)	11,066	8,683,277
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)(b)	7,040	5,614,883
3.95%, 11/01/27 (Call 08/01/27)	7,878	7,120,972
4.65%, 04/01/29 (Call 01/01/29)(b)	10,217	9,013,550
5.95%, 02/15/28 (Call 01/15/28)(b)	6,322	5,955,394
Office Properties Income Trust
2.40%, 02/01/27 (Call 01/01/27)(b)	7,659	4,253,178
2.65%, 06/15/26 (Call 05/15/26)(b)	6,552	4,127,760
3.45%, 10/15/31 (Call 07/15/31)(b)	8,470	4,187,754
4.50%, 02/01/25 (Call 11/01/24)(b)	12,617	10,947,236
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)(b)	8,035	6,772,165
4.38%, 02/15/30 (Call 08/15/29)(b)	8,089	6,273,356
4.50%, 03/15/25 (Call 09/15/24)	4,880	4,763,314
4.75%, 10/01/26 (Call 08/01/26)(b)	9,349	8,660,046
4.95%, 02/15/27 (Call 08/15/26)(b)	8,091	7,404,735
4.95%, 10/01/29 (Call 07/01/29)(b)	8,608	7,154,911
5.25%, 02/15/26 (Call 08/15/25)(b)	6,946	6,723,573
8.63%, 11/15/31 (Call 11/15/26)(a)(b)	415	440,010
Vornado Realty LP
2.15%, 06/01/26 (Call 05/01/26)	8,855	8,013,649
3.40%, 06/01/31 (Call 03/01/31)(b)	7,658	6,033,310
3.50%, 01/15/25 (Call 11/15/24)(b)	700	682,467
		146,115,634
Retail — 13.8%
Advance Auto Parts Inc.
1.75%, 10/01/27 (Call 08/01/27)	7,734	6,677,346
3.50%, 03/15/32 (Call 12/15/31)(b)	7,735	6,438,700
3.90%, 04/15/30 (Call 01/15/30)(b)	11,061	9,879,456
5.90%, 03/09/26	6,640	6,626,196
5.95%, 03/09/28 (Call 02/09/28)(b)	6,640	6,616,423
Bath & Body Works Inc.
6.95%, 03/01/33(b)	7,462	7,342,309
7.60%, 07/15/37	4,924	4,866,678
Kohl’s Corp.
4.25%, 07/17/25 (Call 04/17/25)(b)	7,498	7,307,817
4.63%, 05/01/31 (Call 02/01/31)(b)	11,068	8,854,948
5.55%, 07/17/45 (Call 01/17/45)(b)	9,441	6,429,598
Macy’s Retail Holdings LLC
4.30%, 02/15/43 (Call 08/15/42)(b)	5,794	4,380,717
4.50%, 12/15/34 (Call 06/15/34)(b)	8,122	6,843,467
5.13%, 01/15/42 (Call 07/15/41)(b)	5,541	4,403,951
6.38%, 03/15/37(b)	4,253	3,793,887
6.70%, 07/15/34(a)	3,654	3,073,198
Marks & Spencer PLC, 7.13%, 12/01/37(a)(b)	6,235	6,337,182
Nordstrom Inc.
4.00%, 03/15/27 (Call 12/15/26)(b)	7,733	7,225,972
4.25%, 08/01/31 (Call 05/01/31)(b)	9,386	7,829,424
4.38%, 04/01/30 (Call 01/01/30)(b)	11,058	9,675,409
5.00%, 01/15/44 (Call 07/15/43)(b)	21,129	15,253,787
6.95%, 03/15/28(b)	6,504	6,578,532
Security	Par (000)	Value

Retail (continued)
QVC Inc.
4.45%, 02/15/25 (Call 11/15/24)(b)	$12,002	$11,625,570
4.75%, 02/15/27 (Call 11/15/26)(b)	12,227	10,199,988
5.45%, 08/15/34 (Call 02/15/34)(b)	8,541	5,662,831
5.95%, 03/15/43	6,565	3,905,926
Walgreen Co., 4.40%, 09/15/42(b)	3,322	2,715,118
Walgreens Boots Alliance Inc.
3.20%, 04/15/30 (Call 01/15/30)(b)	5,714	5,027,354
3.45%, 06/01/26 (Call 03/01/26)(b)	9,893	9,467,349
4.10%, 04/15/50 (Call 10/15/49)(b)	10,674	7,820,311
4.50%, 11/18/34 (Call 05/18/34)(b)	3,450	3,134,996
4.65%, 06/01/46 (Call 12/01/45)	200	165,065
4.80%, 11/18/44 (Call 05/18/44)(b)	11,660	9,791,294
Yum! Brands Inc.
5.35%, 11/01/43 (Call 05/01/43)(b)	5,985	5,789,361
6.88%, 11/15/37(b)	7,186	7,810,073
		229,550,233
Telecommunications — 11.5%
Embarq Corp., 8.00%, 06/01/36	31,456	18,323,335
Frontier Florida LLC, Series E, 6.86%, 02/01/28(b)	6,731	6,476,716
Frontier North Inc., Series G, 6.73%, 02/15/28	4,378	4,194,102
Level 3 Financing Inc.
3.40%, 03/01/27	12,449	12,231,142
3.88%, 11/15/29	12,355	12,200,562
11.00%, 11/15/29	5,594	5,650,105
Lumen Technologies Inc.
Series G, 6.88%, 01/15/28(b)	4,076	1,522,901
Series P, 7.60%, 09/15/39	5,898	1,563,744
Series U, 7.65%, 03/15/42.	4,897	1,344,831
Qwest Corp., 7.25%, 09/15/25.	4,696	4,597,640
Rogers Communications Inc., 5.25%, 03/15/82 (Call 03/15/27), (5-year CMT + 3.590%)(a)(b)(c)	16,587	15,806,488
Telecom Italia Capital SA
6.00%, 09/30/34(b)	12,717	11,917,336
6.38%, 11/15/33(b)	12,798	12,392,092
7.20%, 07/18/36	12,743	12,769,865
7.72%, 06/04/38(b)	12,702	13,113,198
U.S. Cellular Corp., 6.70%, 12/15/33(b)	12,042	12,405,401
Vodafone Group PLC, 7.00%, 04/04/79 (Call 01/04/29), (5-year USD Swap + 4.873%)(b)(c)	43,445	44,850,581
		191,360,039
Transportation — 0.4%
XPO CNW Inc., 6.70%, 05/01/34(b)	6,631	6,811,652

Total Long-Term Investments — 97.9%
(Cost: $1,729,750,732)		1,628,597,196

Schedule of Investments (unaudited) (continued)	iShares® Fallen Angels USD Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 16.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.51%(f)(g)(h)	271,619,468	$271,782,439

Total Short-Term Securities — 16.3%
(Cost: $271,649,037)		271,782,439

Total Investments — 114.2%
(Cost: $2,001,399,769)		1,900,379,635

Liabilities in Excess of Other Assets — (14.2)%		(236,675,097)

Net Assets — 100.0%		$1,663,704,538

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	All or a portion of this security is on loan.
(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Perpetual security with no stated maturity date. (f) Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$165,226,512	$106,518,892	(a)	$—		$1,107	$35,928	$271,782,439	271,619,468	$458,221	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	4,440,000	—		(4,440,000	)(a)	—	—	—	—	161,675		—
						$1,107	$35,928	$271,782,439		$619,896		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)	As of period end, the entity is no longer held.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited) (continued)	iShares® Fallen Angels USD Bond ETF
January 31, 2024

Fair Value Hierarchy as of Period End (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$1,628,597,196	$—	$1,628,597,196
Money Market Funds	271,782,439	—	—	271,782,439
	$271,782,439	$1,628,597,196	$—	$1,900,379,635

Portfolio Abbreviation

CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate